Deferred Revenue Income - Roll forward (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of reconciliation in the current reporting period related to carried-forward deferred revenue
Deferred revenue/income-beginning of year	¥ 1,061,254	¥ 485,087	¥ 301,774
Additions	1,934,086	1,013,397	428,786
Recognition	795,878	432,069	246,861
Effects on foreign exchange adjustment	(1,696)	(5,161)	1,388
Deferred revenue/income-end of year	¥ 2,197,766	¥ 1,061,254	¥ 485,087